Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.88%(a)
California–104.14%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,000,279
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2039	5,445	5,445,276
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2039	2,000	2,053,637
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,489,879
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(b)	5.00%	10/01/2052	7,000	7,254,484
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(b)	5.00%	08/01/2052	10,000	10,548,719
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	425	428,188
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	604,490
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	128,917
Series 2019, RB	5.00%	09/01/2031	140	144,378
Series 2019, RB	5.00%	09/01/2049	775	782,356
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	891,041
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	312,378
Series 2025, RB	5.00%	09/01/2055	900	919,174
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,465	1,442,574
Series 2009, GO Bonds(c)	0.00%	08/01/2032	3,045	2,565,980
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	502,273
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,775	1,782,964
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,000,831
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(d)	5.25%	07/01/2054	12,300	12,817,671
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(e)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(e)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,755,399
Series 2022, GO Bonds(f)	5.00%	11/01/2042	11,370	12,406,784
Series 2025, GO Bonds(f)	4.13%	03/01/2049	4,500	4,459,442
Series 2025, GO Bonds	5.00%	03/01/2055	3,680	3,935,763
Series 2025, GO Bonds(f)	5.00%	03/01/2055	7,500	8,021,256
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(g)	5.00%	04/01/2032	5,000	5,356,735
Series 2024, RB(g)	5.00%	08/01/2032	10,000	10,501,984
Series 2024, RB(g)	5.00%	10/01/2032	5,000	5,314,788
Series 2024, RB(g)	5.00%	12/01/2032	27,500	28,942,961
Series 2025 A, RB(g)	5.00%	05/01/2035	7,500	7,974,183
Series 2025 B, RB(g)	5.00%	11/01/2035	7,500	8,235,699
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(g)	5.25%	10/01/2031	5,000	5,326,001
Series 2023 G, RB(f)(g)	5.25%	04/01/2030	11,000	11,770,295
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	672,927
Series 2018, RB	5.25%	05/01/2053	2,500	2,524,205
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,269,551
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(c)(h)	0.00%	06/01/2057	$45,600	$3,561,930
Series 2007 E, RB(c)(h)	0.00%	06/01/2057	51,500	3,458,740
Series 2007 F, RB(c)(h)	0.00%	06/01/2057	55,250	3,586,217
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	539,556
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,151,529
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	15,990	16,111,644
Series 2006 C, RB(c)	0.00%	06/01/2055	332,360	32,764,979
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	1,360	1,362,351
Series 2002, RB	6.13%	06/01/2038	9,700	9,712,631
Series 2006 A, RB(c)	0.00%	06/01/2046	62,110	16,804,034
Series 2006 C, RB(c)	0.00%	06/01/2055	71,700	8,054,663
Series 2006 D, RB(c)	0.00%	06/01/2055	309,500	27,708,545
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	616,922
Series 2020 B-2, Ref. RB(c)	0.00%	06/01/2055	22,000	4,227,722
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,210	3,019,820
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(c)	0.00%	06/01/2055	6,050	1,210,283
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	520	520,604
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,725,794
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	8,005	7,720,219
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	2,300	2,310,514
California (State of) Educational Facilities Authority (University of Southern California); Series 2025 A, RB(f)	5.00%	10/01/2055	7,500	8,016,770
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(h)	6.25%	06/01/2053	2,520	2,416,731
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(h)	5.00%	06/01/2054	2,500	2,343,624
Series 2024 A, RB(h)	5.00%	06/01/2064	7,500	6,859,003
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.25%	11/01/2054	5,000	5,333,605
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(h)	5.00%	06/01/2054	1,400	1,316,285
Series 2024, RB(h)	5.00%	06/01/2064	1,350	1,238,614
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	30,715	28,489,032
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,689,285
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(g)(i)	4.00%	04/01/2030	210	223,581
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,422,774
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,363,073
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(b)	6.25%	02/01/2026	570	571,670
California (State of) Health Facilities Financing Authority (El Camino Health); Series 2025 A, Ref. RB	5.25%	02/01/2048	1,500	1,613,939
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,028,748
Series 2024, RB	5.25%	11/15/2058	3,750	3,820,872
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	11,363,961
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2017, RB	4.00%	11/15/2047	$560	$534,456
Series 2022, Ref. RB	4.00%	05/15/2051	3,540	3,306,984
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	5,925	5,692,353
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,132,289
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,628,789
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	22,755	21,275,945
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,486,599
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	1,525	1,578,764
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(d)(g)	12.00%	11/02/2026	5,050	4,292,500
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(h)	5.00%	01/01/2056	2,450	2,113,781
California (State of) Municipal Finance Authority;
Series 2024 D, RB	5.00%	09/01/2049	1,000	1,018,685
Series 2024 D, RB	5.00%	09/01/2054	1,000	1,011,290
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	3,016,339
California (State of) Municipal Finance Authority (Ascent 613); Series 2025 A, RB(h)	5.38%	01/01/2055	5,000	4,895,315
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	281,233
Series 2018 A, RB(h)	5.00%	06/01/2048	3,225	3,063,082
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	700,890
Series 2020 B, RB	4.00%	09/01/2050	1,095	964,634
Series 2021 A, RB	4.00%	09/01/2041	655	645,451
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,011,982
Series 2021 B, RB	4.00%	09/01/2041	915	877,062
Series 2021 B, RB	4.00%	09/01/2046	830	754,611
Series 2021 B, RB	4.00%	09/01/2051	775	676,690
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,296,709
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	933,908
Series 2022 C, RB	6.25%	09/01/2052	1,885	2,020,273
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,433,972
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	965,479
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,055,094
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	279,574
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	373,026
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,137,720
Series 2024, Ref. RB	5.00%	08/15/2049	1,000	1,029,398
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,630,513
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,194,628
Series 2018, RB	5.00%	05/15/2043	5,900	5,962,046
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,721,614
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	804,930
Series 2024, RB	5.00%	09/01/2054	750	760,084
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(h)	4.00%	11/01/2036	1,625	1,551,426
California (State of) Municipal Finance Authority (Community Health Centers of the Central Coast, Inc.); Series 2025 A, RB	5.75%	12/01/2055	2,500	2,614,263
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2037	$1,000	$1,012,925
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2039	3,345	3,571,598
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	2,033,512
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	625	613,654
Series 2012, RB(h)	6.88%	01/01/2042	2,080	1,972,951
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,206,193
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2021, RB	4.00%	10/01/2046	1,080	979,001
Series 2021, RB	4.00%	10/01/2049	8,000	7,111,700
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2043	10,130	10,191,783
Series 2018 A, RB(d)	5.00%	12/31/2047	18,610	18,674,143
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,768,947
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(b)	4.00%	09/15/2051	3,385	3,124,597
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	546,923
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(b)	5.25%	11/01/2052	5,400	5,567,241
California (State of) Municipal Finance Authority (PRS California Obligated Group); Series 2024, Ref. RB	5.00%	04/01/2054	3,030	3,054,000
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	11,895,179
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,250	3,047,857
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	685	700,559
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,462,488
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	2,700	2,466,028
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	973,040
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory); Series 2024 A, RB	5.00%	09/01/2049	1,500	1,580,762
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(h)	5.25%	06/01/2044	1,075	1,023,497
Series 2024, Ref. RB(h)	5.50%	06/01/2054	1,300	1,216,108
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	20,000	20,160,448
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	602,712
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(h)	6.20%	06/15/2054	1,800	1,891,061
Series 2024, RB(h)	6.38%	06/15/2064	1,000	1,055,320
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 04/25/2019; Cost $1,439,074)(h)(j)	5.00%	08/01/2039	1,400	1,053,606
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(d)(h)(j)(k)	7.50%	07/01/2032	1,425	16,031
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(d)(h)(j)(k)	8.00%	07/01/2039	1,900	21,375
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(d)(h)(j)(k)	7.50%	07/01/2032	420	4,725
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(h)	5.00%	07/01/2037	3,000	3,001,385
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(d)(h)	5.00%	11/21/2045	1,000	1,028,366
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	2,500	2,531,724
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	4,302,177
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	875,301
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2036	1,000	1,004,806
Series 2021, RB(h)	5.00%	11/15/2046	4,000	3,675,206
Series 2021, RB(h)	5.00%	11/15/2051	3,590	3,212,070
Series 2021, RB(h)	5.00%	11/15/2056	2,685	2,364,002
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(h)	5.00%	06/15/2050	$1,540	$1,409,063
Series 2020 A, RB(h)	5.00%	06/15/2055	1,030	925,547
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025 A, RB	5.00%	11/01/2054	5,245	5,305,595
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,006,130
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	994,075
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(h)	10.00%	05/15/2028	2,900	3,798,892
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy);
Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,298,724
Series 2025 A, RB(h)	5.63%	06/15/2055	1,155	1,159,211
Series 2025 A, RB(h)	6.00%	06/15/2065	3,850	3,922,415
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	395,607
Series 2019 A, RB(h)	5.00%	07/01/2044	630	567,743
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,379,560
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB	4.00%	05/01/2046	16,640	16,210,843
Series 2025 A, RB	5.00%	04/01/2050	5,500	5,858,767
Series 2025 A, RB(f)	5.00%	04/01/2050	8,000	8,521,842
California (State of) School Finance Authority; Series 2024 A, RB(h)	5.75%	06/01/2053	2,000	1,939,833
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,265,233
Series 2024, Ref. RB(h)	5.00%	07/01/2059	2,850	2,887,755
California (State of) School Finance Authority (Aspen Public Schools Obligated Group);
Series 2022 A, RB(h)	6.13%	07/01/2052	3,745	3,778,994
Series 2022 A, RB(h)	6.25%	07/01/2062	4,655	4,697,306
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(h)	5.00%	08/01/2041	2,425	2,425,058
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	671,210
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	975,030
Series 2020 A, RB(h)	5.00%	08/01/2059	3,120	2,992,784
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(h)	5.25%	06/01/2053	1,550	1,553,750
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(g)(h)(i)	6.25%	07/01/2027	875	921,168
Series 2017, RB(h)	6.25%	07/01/2037	375	380,814
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,001,115
Series 2024, RB(h)	5.00%	07/01/2064	1,440	1,392,377
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	2,305	2,304,987
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,021,626
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(h)	4.25%	07/01/2028	500	500,616
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(h)	5.50%	07/01/2054	2,250	2,273,022
Series 2024, RB(h)	5.63%	07/01/2063	1,000	1,008,791
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(h)	5.38%	07/01/2056	995	971,000
Series 2022, RB(h)	5.50%	07/01/2062	1,000	981,526
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	499,977
Series 2017 A, RB(h)	5.00%	07/01/2037	590	599,693
Series 2017 A, RB(h)	5.00%	07/01/2047	3,240	3,243,053
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,703,481
California (State of) School Finance Authority (Magnolia Public Schools Obligated Groups); Series 2025 A, RB(h)	5.00%	07/01/2055	2,000	1,984,880
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(h)	5.00%	06/01/2050	$1,060	$996,914
Series 2024, Ref. RB(h)	5.00%	06/01/2054	1,950	1,814,703
Series 2024, Ref. RB(h)	5.00%	06/01/2064	1,600	1,453,861
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.88%	06/01/2053	700	701,666
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(h)	5.50%	08/01/2043	550	560,328
Series 2023, Ref. RB(h)	5.50%	08/01/2047	525	527,792
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(h)	6.00%	06/01/2063	2,035	1,987,806
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(h)	4.00%	11/01/2051	2,700	2,173,362
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(h)	5.13%	06/01/2053	500	493,189
Series 2023 A, RB(h)	5.38%	05/01/2063	1,000	1,002,630
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(h)	5.25%	07/01/2031	600	605,403
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.25%	07/01/2048	700	710,772
California (State of) School Finance Authority (Vibrant Minds Charter School);
Series 2025, RB(h)	6.75%	04/15/2045	1,650	1,667,089
Series 2025, RB(h)	7.00%	04/15/2055	3,000	3,029,795
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,160,780
Series 2017, RB	5.00%	09/02/2046	1,265	1,275,481
Series 2020 B, RB	4.00%	09/02/2050	445	383,097
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,734,911
Series 2025 A-1, RB	3.44%	02/20/2041	6,963	6,529,276
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	776,796
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,206,173
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,874,363
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,814,420
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	876,001
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,500	1,501,437
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,315,512
Series 2020, RB	4.00%	09/01/2050	2,000	1,738,414
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,158,603
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,379,674
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,695,197
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2054	900	915,301
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,060	3,150,150
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGI)(b)	5.25%	08/15/2052	3,000	3,083,454
Series 2022 A, RB (INS - AGI)(b)	5.38%	08/15/2057	2,320	2,396,987
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,398,669
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,405,076
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(b)(d)	5.20%	06/01/2036	1,965	1,967,452
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	665,203
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	$375	$383,539
Series 2024, RB	5.00%	09/01/2054	550	559,890
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(b)	4.00%	11/01/2046	7,825	7,548,799
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2024 A, Ref. RB	5.00%	12/01/2049	6,540	6,816,231
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,360	2,502,498
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	961,931
Series 2019, RB(h)	5.00%	06/01/2034	375	385,955
Series 2019, RB(h)	5.00%	06/01/2039	100	101,103
Series 2019, RB(h)	5.00%	06/01/2051	295	279,179
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(h)	5.25%	12/01/2056	7,330	7,330,743
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,375,917
Series 2023, RB	5.25%	09/01/2053	2,225	2,297,883
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,045,679
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,671,381
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,372,412
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(b)	4.13%	04/01/2053	1,000	953,547
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	529,625
California (State of) Statewide Communities Development Authority (Sequoia Living); Series 2025 A, Ref. RB (INS - Cal-Mortgage)(b)	5.00%	07/01/2055	5,000	5,268,653
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	2,012,243
Series 2022, RB	5.38%	09/02/2052	995	1,026,474
Series 2023, RB	5.25%	09/02/2043	1,125	1,156,306
Series 2023, RB	5.25%	09/01/2051	2,395	2,479,680
Series 2023, RB	5.50%	09/02/2053	1,875	1,929,768
Series 2024, RB	5.00%	09/02/2049	1,100	1,129,379
Series 2024, RB	5.00%	09/02/2054	1,100	1,124,804
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,500	2,500,677
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,305	3,374,637
Series 2002 B, RB	6.00%	05/01/2037	395	403,323
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,137,083
Series 2002, RB	6.00%	05/01/2043	2,125	2,169,528
Series 2006 A, RB(c)	0.00%	06/01/2046	8,000	2,035,209
California State University;
Series 2025 A, Ref. RB	4.63%	11/01/2056	4,000	4,097,684
Series 2025, RB(f)	5.25%	11/01/2056	30,000	32,686,848
Carson (City of), CA Public Financing Authority;
Series 2019, RB	5.00%	09/02/2030	545	588,735
Series 2024, RB	5.00%	06/01/2049	5,000	5,310,767
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	170,453
Series 2024, RB	5.00%	09/01/2049	675	690,040
Series 2024, RB	5.00%	09/01/2054	740	753,642
Series 2025, RB	5.13%	09/01/2050	1,215	1,255,968
Series 2025, RB	5.25%	09/01/2055	1,500	1,557,968
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(c)	0.00%	08/01/2047	12,750	4,664,959
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	$1,775	$1,576,080
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(b)	4.63%	08/01/2029	25	25,038
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2029	735	665,634
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	355	366,087
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,122,022
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,034,396
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,533,873
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(b)	5.25%	09/01/2027	435	435,367
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2035	1,300	911,647
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2041	6,250	3,167,433
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2042	4,335	2,054,005
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,623,768
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,078,874
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,055
Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,118
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,697,811
Series 2023, RB	5.00%	09/01/2053	2,600	2,632,650
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	76,437
Series 2021, RB	4.00%	09/01/2050	540	474,291
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,143,875
Series 2023, RB	5.25%	09/01/2053	1,385	1,422,231
Eastern Municipal Water District (Community Facilities District No. 2018-80);
Series 2025, RB	5.00%	09/01/2050	1,000	1,020,587
Series 2025, RB	5.00%	09/01/2054	500	509,217
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,011,550
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	10,330	9,718,387
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	4,430	3,543,573
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,734,994
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,524,235
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	871,115
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,428,656
Series 2024, RB	5.00%	09/01/2049	415	422,826
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,030	3,097,512
Series 2024, RB	5.00%	09/01/2054	2,825	2,875,052
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,505
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,149,046
Series 2015, Ref. RB (INS - AGI)(b)(c)	0.00%	01/15/2035	2,745	2,080,364
Series 2021 A, Ref. RB (INS - BAM)(b)	4.00%	01/15/2046	15,965	15,620,684
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,706,155
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	817,039
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	2,990,873
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2029	615	555,393
Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2029	4,735	4,278,839
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2031	2,235	1,909,969
Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2031	1,415	1,205,837
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Glendale (City of), CA;
Series 2025, RB	5.00%	02/01/2052	$9,095	$9,544,998
Series 2025, RB	5.00%	02/01/2055	10,995	11,522,079
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(c)	0.00%	06/01/2066	21,000	2,260,383
Hemet Unified School District (Community Facilities District No. 2021-5);
Series 2025, RB	5.00%	09/01/2050	5	5,117
Series 2025, RB	5.00%	09/01/2054	1,000	1,019,871
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	645,118
Series 2024, RB	5.00%	09/01/2054	1,000	1,019,871
Hemet Unified School District (Community Facilities District No. 2023-1);
Series 2025, RB	5.00%	09/01/2050	900	921,122
Series 2025, RB	5.00%	09/01/2055	1,000	1,019,148
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,438,010
Imperial (County of), CA Community College District (Election of 2022); Series 2023 A, GO Bonds (INS - AGI)(b)	5.25%	08/01/2053	1,500	1,602,355
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	690	695,209
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(b)	4.00%	09/01/2044	3,000	2,963,967
La Canada Irrigation District; Series 2025, COP	5.25%	12/01/2055	2,000	2,126,869
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	336,260
Series 2021, RB	4.00%	09/01/2046	450	408,570
Series 2021, RB	4.00%	09/01/2051	700	613,068
Series 2024, RB	5.00%	09/01/2054	1,000	1,017,982
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	593,605
Series 2024, RB	5.00%	09/01/2049	850	870,779
Series 2024, RB	5.00%	09/01/2054	1,150	1,172,852
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,500,071
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	863,629
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,008,792
Series 2021, RB	4.00%	09/01/2051	430	376,026
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	729,877
Series 2020, RB	4.00%	09/01/2045	835	759,897
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	250,513
Series 2022, RB	4.00%	09/01/2052	3,000	2,653,089
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,335	2,341,580
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	300,772
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,562
Series 2007 A, RB	5.50%	11/15/2030	1,010	1,127,345
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,190,741
Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,807,601
Los Alamitos Unified School District (Capital); Series 2012, COP	5.95%	08/01/2034	1,200	1,347,259
Los Angeles (City of); Series 2025 A, RB(f)	5.00%	06/01/2055	12,500	13,368,510
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(d)	5.00%	05/15/2047	8,000	8,225,878
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,504,222
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(d)(f)	5.00%	05/15/2035	11,410	12,050,157
Series 2018, RB(d)(f)	5.00%	05/15/2036	10,640	11,197,894
Series 2019 A, Ref. RB(d)	5.00%	05/15/2049	16,710	16,917,923
Series 2021, Ref. RB(d)	4.00%	05/15/2046	6,400	5,975,758
Series 2022 A, RB(d)	5.00%	05/15/2045	12,875	13,331,284
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(d)	5.00%	05/15/2048	$4,395	$4,453,218
Series 2019, RB(d)	5.00%	05/15/2049	19,745	19,903,167
Series 2022, RB(d)	4.00%	05/15/2047	10,000	9,271,378
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2025 A, RB(d)(f)(m)	5.50%	05/15/2055	10,000	10,731,782
Series 2025 A, Ref. RB(d)	5.00%	05/15/2055	2,850	2,932,321
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2047	21,000	21,182,100
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,187,250
Series 2021 B, Ref. RB	5.00%	07/01/2048	17,555	18,029,111
Series 2021 B, Ref. RB	5.00%	07/01/2051	10,165	10,421,483
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,688,722
Series 2025 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2053	5,000	5,219,083
Series 2025 C, Ref. RB	5.00%	07/01/2055	5,000	5,200,904
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	2,042,425
Series 2024, RB	5.00%	09/01/2054	2,700	2,747,838
Los Angeles (County of), CA Public Works Financing Authority;
Series 2024 H, Ref. RB	5.50%	12/01/2049	4,500	4,989,599
Series 2025 J, RB	5.25%	12/01/2050	4,295	4,686,128
Series 2025 J, RB	5.50%	12/01/2054	10,000	11,070,622
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(b)	5.75%	03/15/2028	55	56,809
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,844,623
Series 2020, RB	4.00%	09/01/2051	3,560	3,057,439
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,530,885
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	255,444
Series 2020 A, RB	4.00%	09/01/2040	700	679,674
Series 2020 B, RB	4.00%	09/01/2040	700	675,952
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	844,865
Series 2024, RB	5.00%	09/01/2054	1,000	1,015,386
Series 2024, RB	5.00%	09/01/2055	2,500	2,537,125
Series 2025 A, RB	5.00%	09/01/2050	605	619,537
Series 2025 A, RB	5.00%	09/01/2055	860	874,598
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGI)(b)	3.00%	08/01/2038	1,500	1,425,656
Series 2020 C, GO Bonds (INS - AGI)(b)	3.00%	08/01/2045	2,200	1,792,502
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	654,461
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,519,851
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2035	940	690,153
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(b)	5.00%	09/01/2033	1,000	1,017,683
Modesto (City of), CA Irrigation District; Series 2023 A, RB(f)	5.25%	10/01/2048	8,000	8,702,066
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2031	840	712,243
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,052,281
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	441,474
Series 2019, RB	5.00%	09/01/2048	485	490,668
Moreno Valley Unified School District (Community Facilities District No. 2022-1);
Series 2025, RB	5.13%	09/01/2050	925	946,009
Series 2025, RB	5.13%	09/01/2055	1,750	1,781,564
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2055	1,305	1,323,447
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2050	4,985	4,596,954
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2055	12,045	10,980,558
Series 2023, RB (INS - BAM)(b)	4.13%	12/01/2048	2,125	2,037,858
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025 A, RB	5.00%	05/01/2055	$10,000	$10,408,492
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	663,009
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(b)	5.00%	03/01/2030	1,500	1,503,027
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(f)(m)	4.00%	08/01/2047	22,000	21,577,923
Northern California Energy Authority; Series 2024, Ref. RB(g)	5.00%	08/01/2030	5,000	5,380,300
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	8,041,715
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	485	477,297
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	5,712,879
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,637,679
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	773,720
Series 2024, RB	5.00%	09/01/2049	1,000	1,020,841
Series 2024, RB	5.00%	09/01/2054	1,180	1,200,061
Ontario (City of), CA Community Facilities District;
Series 2023, RB	5.50%	09/01/2048	1,250	1,329,213
Series 2023, RB	5.75%	09/01/2054	2,250	2,409,565
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,008,978
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	673,966
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	264,159
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	3,030,931
Ontario (City of), CA Community Facilities District No. 71 (Neuhouse Phase 2);
Series 2025, RB	5.00%	09/01/2050	770	785,479
Series 2025, RB	5.00%	09/01/2055	1,495	1,515,720
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,161
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,812,256
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,023,411
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(b)	5.00%	08/01/2033	40	40,178
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	3,177,726
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,202,835
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,352,187
Paradise Unified School District; Series 2023 C, GO Bonds	5.00%	08/01/2047	180	188,077
Perris (City of), CA Joint Powers Authority;
Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,312,658
Series 2025, RB	5.00%	09/01/2050	1,500	1,522,278
Series 2025, RB	5.00%	09/01/2054	1,500	1,520,141
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	61,619
Pittsburg (City of), CA Public Financing Authority; Series 2022 A, RB (INS - AGI)(b)(f)	5.00%	08/01/2052	13,580	14,238,046
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	2,000	1,877,353
Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	2,255	2,119,954
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	370,414
Series 2021, RB	4.00%	09/01/2046	585	523,976
Series 2021, RB	4.00%	09/01/2050	500	434,603
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	203,730
Series 2021, RB	4.00%	09/01/2050	200	175,663
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,349,480
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,522,283
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	349,759
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center;
Series 2022 P, RB(f)	5.00%	05/15/2047	$30,280	$31,776,026
Series 2022 P, RB	4.00%	05/15/2053	25,000	23,418,377
Rialto (City of), CA Community Facilities District No. 2020-1 (El Rancho Verde);
Series 2025, RB	5.00%	09/01/2050	1,620	1,647,502
Series 2025, RB	5.13%	09/01/2055	1,000	1,025,057
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(b)(c)	0.00%	08/01/2042	8,125	3,960,287
Series 2019 A, GO Bonds (INS - BAM)(b)(c)	0.00%	08/01/2043	4,500	2,050,927
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	13,003,425
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGI)(b)	5.25%	09/01/2052	10,365	10,976,731
Series 2022, RB (INS - AGI)(b)	5.25%	09/01/2052	2,000	2,118,038
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,000,348
Series 2017, RB	5.00%	09/01/2045	535	539,293
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(b)	4.00%	10/01/2040	500	502,730
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,156,168
Riverside Unified School District (Community Facilities District No. 29);
Series 2025, RB	5.00%	09/01/2050	855	871,373
Series 2025, RB	5.00%	09/01/2055	1,290	1,311,002
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	265,315
Series 2020, RB	4.00%	09/01/2050	610	537,376
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	263,901
Series 2021, RB	4.00%	09/01/2050	600	536,545
Riverside Unified School District (Community Facilities District No. 40);
Series 2025 A, RB	5.00%	09/01/2050	2,370	2,415,384
Series 2025 A, RB	5.00%	09/01/2055	2,000	2,032,561
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,291,187
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	782,846
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	381,747
Series 2023, RB	5.00%	09/01/2054	1,090	1,112,438
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,000,939
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	1,020,590
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	387,407
Series 2024, RB	5.00%	09/01/2049	775	792,827
Series 2024, RB	5.00%	09/01/2054	860	876,471
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	505,151
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	824,194
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 3; Series 2025, RB	5.13%	09/01/2050	1,240	1,264,058
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,606,195
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,142,797
Series 2024, RB	5.00%	09/01/2054	1,500	1,518,003
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	417,187
Series 2020, RB	4.00%	09/01/2050	1,000	895,586
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	373,369
Series 2020, RB	4.00%	09/01/2045	350	322,334
Series 2020, RB	4.00%	09/01/2050	475	424,127
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	$1,830	$1,895,081
Series 2022, RB	5.00%	09/01/2052	2,760	2,812,137
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	2,000	2,044,854
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	1,020,590
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,291,556
Series 2015, Ref. RB	5.00%	09/01/2033	405	405,470
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,983,705
Sacramento (County of), CA; Series 2018 C, Ref. RB(d)	5.00%	07/01/2039	2,835	2,914,579
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	569,611
Series 2022, RB	5.25%	09/01/2052	680	692,732
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2024, Ref. RB	5.00%	10/15/2054	1,425	1,504,413
Series 2025 A, Ref. RB	5.25%	10/15/2055	16,240	17,606,736
San Diego (City of), CA Public Financing Authority (Capital Improvement);
Series 2024 A, RB(f)	5.00%	10/15/2054	12,500	13,196,601
Series 2025 B, RB(f)	5.25%	10/15/2055	5,000	5,420,793
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(d)	5.75%	12/01/2032	1,335	1,337,538
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(d)	5.00%	07/01/2049	4,325	4,382,005
Series 2021 A, RB	5.00%	07/01/2056	2,880	2,970,481
Series 2021 B, RB(d)	4.00%	07/01/2056	10,145	9,014,883
Series 2021 B, RB(d)	5.00%	07/01/2056	17,450	17,713,010
Series 2023 B, RB(d)	5.00%	07/01/2053	15,000	15,419,667
Series 2025 A, RB(d)	5.25%	07/01/2050	6,290	6,639,081
San Diego Unified School District; Series 2022, GO Bonds(f)	4.25%	07/01/2052	17,500	17,510,171
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	14,396,505
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(d)(g)(i)	5.00%	05/01/2028	10	10,346
Second Series 2018 D, RB(d)	5.00%	05/01/2048	11,280	11,376,402
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	3,345	3,137,496
Second Series 2025 A, RB(d)(f)(m)	5.25%	05/01/2055	2,000	2,096,931
Second Series 2025 A, RB(d)(f)(m)	5.50%	05/01/2055	8,000	8,608,753
Series 2018 D, RB(d)	5.25%	05/01/2048	12,000	12,195,079
Series 2019 A, RB(d)	5.00%	05/01/2049	47,500	48,009,304
Series 2019 E, RB(d)	4.00%	05/01/2050	11,445	10,289,576
Series 2019 E, RB(d)	5.00%	05/01/2050	3,080	3,112,682
Series 2024, Ref. RB(d)	5.25%	05/01/2043	5,000	5,378,188
Series 2025 A, RB(d)	5.25%	05/01/2055	5,000	5,242,328
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	517,023
Series 2020, RB	4.00%	09/01/2050	1,025	912,479
Series 2023, RB(h)	5.25%	09/01/2048	960	988,836
Series 2023, RB(h)	5.50%	09/01/2053	2,050	2,140,601
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,730,675
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1 (Treasure Island);
Series 2022 A, RB(h)	5.00%	09/01/2037	385	408,806
Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,953,912
Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	958,766
Series 2023 B, RB(h)	5.50%	09/01/2053	1,530	1,540,518
Series 2025 A, RB(h)	5.00%	09/01/2055	2,250	2,222,640
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Public Utilities Commission;
Series 2024 C, RB(f)	5.00%	10/01/2054	$24,325	$25,693,828
Series 2024 D, RB(f)	5.00%	10/01/2054	4,755	5,022,576
Series 2025 D, RB(f)	5.00%	11/01/2055	10,000	10,593,764
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2021 A, RB	4.00%	10/01/2048	10,000	9,664,252
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(h)	5.75%	09/01/2050	850	899,468
Series 2023, RB(h)	5.75%	09/01/2053	1,800	1,901,222
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,500	2,501,856
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,811,553
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGI)(b)	5.00%	08/01/2048	2,250	2,368,019
Series 2023, RB (INS - AGI)(b)	5.25%	08/01/2053	2,375	2,523,163
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds); Series 2022 D-1, GO Bonds	4.25%	08/01/2052	5,000	4,976,627
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	640,678
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	161,524
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	635	635,292
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025 A, RB(g)	5.50%	07/01/2035	10,000	11,407,252
San Jose (City of), CA; Series 2017 A, Ref. RB(d)	5.00%	03/01/2047	12,260	12,286,348
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.20%	01/01/2041	3,150	3,150,464
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(b)(c)	0.00%	09/01/2031	3,110	2,679,572
San Leandro Unified School District (Election of 2020); Series 2022 B, GO Bonds	5.25%	08/01/2048	11,700	12,476,944
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.00%	08/01/2030	1,500	1,502,133
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	757,605
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,122,028
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(d)	5.85%	08/01/2031	670	671,499
Series 2001 A, RB(d)	6.00%	08/01/2041	2,070	2,112,894
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,145,822
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,754,540
Series 2011, RB	5.88%	07/01/2042	2,600	2,605,834
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	503,408
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	365	366,109
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(c)	0.00%	06/01/2036	22,420	12,522,153
Series 2007 A, RB(c)	0.00%	06/01/2041	10,000	3,677,028
Series 2007 B, RB(c)	0.00%	06/01/2047	12,650	3,041,770
Series 2007 C, RB(c)	0.00%	06/01/2056	65,815	6,569,555
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2028	3,480	3,246,615
Series 2007 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2030	2,765	2,445,711
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,497,798
South San Francisco (City of), CA Community Facilities District No. 2021-01 (Oyster Point);
Series 2025, RB	5.00%	09/01/2045	600	617,990
Series 2025, RB	5.13%	09/01/2050	925	955,458
Series 2025, RB	5.25%	09/01/2055	1,600	1,661,833
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	$250	$253,784
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,328,346
Series 2007 A, RB	5.00%	11/01/2028	205	213,537
Series 2007 A, RB	5.00%	11/01/2029	165	174,053
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,291,372
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(c)	0.00%	06/01/2046	3,000	596,116
Series 2019, Ref. RB	5.00%	06/01/2039	750	771,882
Series 2019, Ref. RB	5.00%	06/01/2048	2,160	2,134,020
Series 2019, Ref. RB(c)	0.00%	06/01/2054	27,610	5,693,488
State Center Community College District; Series 2025 D, GO Bonds	5.00%	08/01/2047	13,205	14,415,304
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,841,667
Series 2024, RB	5.00%	09/01/2049	525	526,597
Series 2024, RB	5.00%	09/01/2054	625	624,990
Stockton Unified School District; Series 2025 A, GO Bonds(f)	5.00%	08/01/2049	8,000	8,552,522
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,077,546
Series 2024 A, RB	5.00%	09/01/2054	3,750	3,805,707
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGI)(b)	4.00%	06/01/2045	1,000	990,559
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	5,111,117
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,484,047
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	912,100
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	290,100
Series 2024, RB	5.00%	09/01/2049	500	506,125
Series 2024, RB	5.00%	09/01/2054	350	353,703
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	461,461
Series 2021, RB	4.00%	09/01/2051	930	830,856
Series 2024, RB	5.00%	09/01/2044	600	622,926
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,179,554
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(c)	0.00%	08/01/2034	3,250	2,173,763
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	1,971,727
Series 2022, RB	5.00%	09/01/2052	2,400	2,431,467
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,617,556
Series 2020 A, RB	5.00%	10/01/2049	3,200	3,204,021
Series 2020 B, RB	5.00%	10/01/2035	250	260,558
Series 2020 B, RB	5.00%	10/01/2038	300	308,684
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	2,000	2,002,686
University of California;
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	5,000	5,139,262
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,547,743
Series 2021 BH, Ref. RB	4.00%	05/15/2051	8,000	7,679,526
Series 2025 CC, RB	5.00%	05/15/2053	7,500	7,964,796
Series 2025 CC, RB	5.25%	05/15/2055	10,000	10,812,885
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,442
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,463
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	662,982
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	$260	$252,450
Series 2021 A, RB	4.00%	09/01/2045	165	148,200
Series 2021 A, RB	4.00%	09/01/2051	260	223,296
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	973,046
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,211
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	252,591
Series 2023 A, RB	5.75%	07/01/2048	500	533,787
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,051,387
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,776,733
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,744,363
West Contra Costa Unified School District; Series 2020 E, GO Bonds (INS - AGI)(b)	3.00%	08/01/2045	6,465	5,263,398
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	610,830
Series 2015, RB	5.25%	09/01/2045	1,550	1,550,752
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1; Series 2025, RB (INS - AGI)(b)	5.00%	09/01/2055	3,000	3,182,999
				2,205,948,806
Guam–0.54%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,175,519
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,780,152
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,836,782
Guam (Territory of) Waterworks Authority;
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,489,623
Series 2025 A, RB	5.50%	07/01/2055	2,000	2,099,378
				11,381,454
Puerto Rico–3.70%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,400	6,487,848
Series 2002, RB	5.63%	05/15/2043	8,735	8,879,045
PRIFA Custodial Trust; Series 2005, RB(c)	0.00%	03/15/2049	80	22,417
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	12,619	9,098,036
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	937,965
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	957,693
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	965,107
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,729,721
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	741,803
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	616,189
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	805,786
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(c)	0.00%	11/01/2043	3,453	2,214,607
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(k)	6.75%	07/01/2036	3,920	2,616,600
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $545,493)(j)	6.63%	01/01/2027	494	491,266
Series 2023 A, RB (Acquired 05/26/2000; Cost $4,335,668)(j)	6.63%	01/01/2028	3,767	3,740,159
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2027	$1,090	$1,033,551
Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,616	1,326,463
Series 2018 A-1, RB(c)	0.00%	07/01/2033	11,974	9,092,353
Series 2018 A-1, RB	4.55%	07/01/2040	342	341,205
Series 2018 A-1, RB(c)	0.00%	07/01/2046	8,788	2,996,688
Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,879	3,458,879
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,389,523
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,304,728
Series 2019 A-2, RB	4.33%	07/01/2040	3,080	3,004,174
Series 2019 A-2, RB	4.54%	07/01/2053	65	59,288
Series 2019 A-2, RB	4.78%	07/01/2058	865	816,620
University of Puerto Rico; Series 2006 P, Ref. RB (Acquired 08/07/2017; Cost $1,423,500)(j)	5.00%	06/01/2030	2,190	2,159,342
				78,287,060
Virgin Islands–0.50%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(d)	5.00%	09/01/2029	1,335	1,335,763
Series 2014 A, Ref. RB(d)	5.00%	09/01/2033	1,500	1,500,698
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(h)	6.00%	04/01/2053	6,000	6,172,610
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2043	1,500	1,593,318
				10,602,389
Total Municipal Obligations (Cost $2,318,208,164)				2,306,219,709
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $485,000)(h)(n)	15.00%	02/28/2027	485	95,165
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(n)			42,000	0

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(n)			82,846	0
TOTAL INVESTMENTS IN SECURITIES(o)–108.88% (Cost $2,318,693,164)				2,306,314,874
FLOATING RATE NOTE OBLIGATIONS–(10.14)%
Notes with interest and fee rates ranging from 3.03% to 3.38% at 11/30/2025 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2056(p)				(214,845,000)
BORROWINGS–(0.24)%				(5,000,000)
OTHER ASSETS LESS LIABILITIES–1.50%				31,699,585
NET ASSETS–100.00%				$2,118,169,459
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $204,548,610, which represented 9.66% of the Fund’s Net Assets.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Restricted security. The aggregate value of these securities at November 30, 2025 was $7,486,504, which represented less than 1% of the Fund’s Net Assets.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $2,658,731, which represented less than 1% of the Fund’s Net Assets.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $29,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $306,221,580 are held by TOB Trusts and serve as collateral for the $214,845,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	490	March-2026	$(55,538,438)	$(349,177)	$(349,177)

(a)	Futures contracts collateralized by $918,750 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,306,219,709	$—	$2,306,219,709
U.S. Dollar Denominated Bonds & Notes	—	—	95,165	95,165
Common Stocks & Other Equity Interests	—	—	0	0
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,306,219,709	95,165	2,306,314,874
Other Investments - Assets*
Investments Matured	—	819,257	31,395	850,652
Other Investments - Liabilities*
Futures Contracts	(349,177)	—	—	(349,177)
Total Other Investments	(349,177)	819,257	31,395	501,475
Total Investments	$(349,177)	$2,307,038,966	$126,560	$2,306,816,349

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco California Municipal Fund